Document and Entity Information	0 Months Ended
Dec. 31, 2014
Risk/Return:
Document Type	497
Document Period End Date	Dec. 31, 2014
Registrant Name	HIMCO Variable Insurance Trust
Central Index Key	0001546585
Amendment Flag	false
Document Creation Date	Apr. 17, 2015
Document Effective Date	Apr. 17, 2015
Prospectus Date	Apr. 14, 2015
HIMCO VIT High Yield Bond Fund | IB
Risk/Return:
Trading Symbol	HVHYX